STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 30.2%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	$500,000	$512,105
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	250,000	252,717
Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	182,867	184,005
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	465,769	469,006
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	500,000	501,372
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	1,000,000	1,002,597
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	77,676	78,328
Affirm, Inc., Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	300,000	305,994
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	274,101	275,594
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	1,300,000	1,336,401
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	800,000	804,389
American Express Travel Related Services Co., Inc., Series 2022-3, Class A, 3.75%, 08/15/2027	1,000,000	994,320
Avis Budget Car Rental LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026 (a)	500,000	493,349
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	400,000	394,880
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (a)	609,471	613,701
CPS Auto Trust
Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	605,000	638,710
Series 2024-B, Class B, 6.04%, 10/16/2028 (a)	1,000,000	1,018,993
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	1,000,000	1,001,811
Series 2022-3A, Class C, 7.69%, 07/17/2028 (a)	250,000	254,456
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	500,000	500,446
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	815,903
Series 2023-2A, Class C, 5.75%, 07/17/2028	500,000	504,210
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(b)	933,838	934,989
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	92,648	92,597
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, 5.60% (30 day avg SOFR US + 0.59%), 02/15/2026	384,337	385,011
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	100,382	99,295
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	500,000	505,850
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	500,000	507,038
GLS Auto Receivables Trust
Series 2022-2A, Class D, 6.15%, 04/17/2028 (a)	800,000	807,231
Series 2023-1A, Class B, 6.19%, 06/15/2027 (a)	78,782	79,064
GM Financial Leasing Trust, Series 2023-2, Class A2B, 5.71% (30 day avg SOFR US + 0.82%), 10/20/2025	200,187	200,504

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 30.2% (CONTINUED)	Par	Value
Hertz Global Holdings, Inc., Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	$100,000	$99,580
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 06/15/2026 (a)	27,002	26,827
Series 2024-3A, Class A2, 4.97%, 10/15/2029 (a)	576,000	574,947
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	250,000	257,037
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	245,154	242,802
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	178,372	179,046
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,000,000	1,012,057
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	862,000	878,738
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	600,000	611,346
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	150,000	150,706
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	400,000	395,935
Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	456,191	458,285
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	57,453	55,715
Series 2022-1, Class B, 3.34%, 10/15/2029 (a)	293,475	292,614
Series 2022-2, Class B, 6.63%, 01/15/2030 (a)	899,946	904,478
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	39,292	39,787
Series 2023-5, Class A, 7.18%, 04/15/2031 (a)	105,485	105,845
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	399,997	403,552
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	499,996	513,485
Series 2023-7, Class ABC, 7.95%, 07/15/2031 (a)(b)	685,695	695,031
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	499,814	514,409
Series 2023-8, Class A, 7.30%, 06/16/2031 (a)	211	215
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	2,043,785	2,096,547
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	841,548	854,412
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	1,000,000	1,000,000
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	801,973	810,148
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	326,070	329,171
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	1,300,000	1,313,716
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	999,819	1,009,732
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	500,000	500,276
Pretium Mortgage Credit Partners LLC, Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(c)	471,161	475,883
Prosper Marketplace Issuance Trust
Series 2023-1A, Class A, 7.06%, 07/16/2029 (a)	152,282	153,093
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	350,000	354,187
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	600,000	614,359

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 30.2% (CONTINUED)	Par	Value
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (a)(c)	$974,051	$977,260
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(c)	898,515	878,063
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	400,000	404,088
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	200,000	197,870
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	500,000	507,140
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	500,000	503,457
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	141,368	142,871
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	157,233	159,803
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	47,650	47,905
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	425,073	440,487
Upstart Pass-Through Trust Series
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	52,244	51,851
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	185,311	182,941
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	507,207	501,536
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	83,901	83,717
Series 2022-2, Class B, 6.10%, 05/20/2032 (a)	203,498	203,951
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	1,500,000	1,504,143
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	600,000	604,041
Verizon Master Trust, Series 2023-5, Class A1B, 5.57% (30 day avg SOFR US + 0.68%), 09/08/2028	300,000	301,465
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	252,775	254,202
Vista Point Securitization Trust, Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(c)	494,070	491,058
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027 (a)	510,000	513,695
TOTAL ASSET-BACKED SECURITIES (Cost $43,148,432)		43,440,371

CORPORATE BONDS - 26.7%
Aerospace & Defense - 0.9%
Boeing Co., 4.88%, 05/01/2025	750,000	748,433
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	500,000	494,549
		1,242,982

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Automotive - 1.4%
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	$250,000	$250,000
2.30%, 02/10/2025	700,000	693,766
General Motors Financial Co., Inc., 2.90%, 02/26/2025	250,000	248,202
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	500,000	494,230
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	297,727
		1,983,925

Banks - 1.2%
Bank of America Corp., 4.00%, 01/22/2025	300,000	299,309
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	250,000	248,357
Truist Bank, 3.63%, 09/16/2025	750,000	742,694
Wells Fargo & Co., 3.00%, 02/19/2025	400,000	397,616
		1,687,976

Building Products - 0.6%
Carrier Global Corp., 2.24%, 02/15/2025	580,000	575,557
Owens Corning, 4.20%, 12/01/2024	250,000	249,711
		825,268

Cable/Satellite TV - 0.2%
Cox Communications, Inc., 3.85%, 02/01/2025 (a)	310,000	308,919

Capital Markets - 0.5%
Ares Capital Corp., 3.25%, 07/15/2025	750,000	739,855

Chemicals - 0.6%
Eastman Chemical Co., 3.80%, 03/15/2025	49,000	48,770
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	570,000	551,232
Nutrien Ltd., 3.00%, 04/01/2025	250,000	248,186
		848,188

Commercial Services - 0.2%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	250,000	235,526

Consumer Finance - 0.2%
Capital One Financial Corp., 4.20%, 10/29/2025	300,000	297,836

Containers & Packaging - 0.3%
Sealed Air Corp., 1.57%, 10/15/2026 (a)	500,000	467,308

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc., 3.50%, 11/01/2024	$207,000	$207,000

Electric Products-Misc - 0.3%
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (a)	400,000	397,146

Electric Utilities - 0.7%
Edison International
3.55%, 11/15/2024	320,000	319,736
4.95%, 04/15/2025	200,000	199,912
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	464,000	447,107
		966,755

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., 2.05%, 03/01/2025	170,000	168,333
Flex Ltd., 4.75%, 06/15/2025	306,000	305,106
		473,439

Finance Companies - 0.5%
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	750,000	744,520

Financial Services - 1.4%
Athene Global Funding, 5.62%, 05/08/2026 (a)	700,000	706,666
Global Payments, Inc., 2.65%, 02/15/2025	610,000	605,607
Radian Group, Inc., 4.88%, 03/15/2027	740,000	734,711
		2,046,984

Food Products - 0.3%
Campbell Soup Co., 3.95%, 03/15/2025	500,000	497,903

Gas Utilities - 0.2%
National Fuel Gas Co., 5.50%, 10/01/2026	280,000	283,415

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc., 1.32%, 11/29/2024	500,000	498,484
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	550,000	550,079
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	410,000	409,081
		1,457,644

Health Care Providers & Services - 0.8%
HCA, Inc., 5.38%, 02/01/2025	650,000	650,078
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	200,000	199,508

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Health Care Providers & Services - 0.8% (Continued)
3.60%, 02/01/2025	$300,000	$298,728
		1,148,314

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc., 6.25%, 05/01/2025 (a)	590,000	590,961

Household Durables - 0.8%
Meritage Homes Corp., 5.13%, 06/06/2027	650,000	650,501
Whirlpool Corp., 3.70%, 05/01/2025	500,000	496,592
		1,147,093

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp., 3.30%, 07/15/2025 (a)	750,000	740,230

Industrial Conglomerates - 0.3%
3M Co., 2.65%, 04/15/2025	400,000	396,075

Insurance - 0.5%
New York Life Global Funding, 2.00%, 01/22/2025 (a)	410,000	407,369
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	250,000	255,323
		662,692

Leisure Products - 0.3%
Mattel, Inc., 3.38%, 04/01/2026 (a)	500,000	488,711

Machinery - 0.4%
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	600,000	593,024

Metals & Mining - 0.4%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	550,000	550,437

Midstream - 0.5%
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	550,000	550,000
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	98,000	98,054
		648,054

Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd., 3.90%, 02/01/2025	305,000	304,038
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	573,000	540,661
Enbridge, Inc., 2.50%, 02/14/2025	500,000	496,589
Energy Transfer LP, 2.90%, 05/15/2025	755,000	746,514

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
EnLink Midstream Partners LP
4.15%, 06/01/2025	$500,000	$497,424
4.85%, 07/15/2026	200,000	199,300
Kinder Morgan, Inc., 4.30%, 06/01/2025	539,000	537,047
MPLX LP
4.88%, 12/01/2024	250,000	249,910
4.88%, 06/01/2025	149,000	148,867
Occidental Petroleum Corp., 3.20%, 08/15/2026	700,000	673,892
ONEOK Partners LP, 4.90%, 03/15/2025	400,000	399,919
Ovintiv, Inc., 5.65%, 05/15/2025	600,000	602,095
Phillips 66 Co., 3.61%, 02/15/2025	690,000	686,694
Western Midstream Operating LP, 3.10%, 02/01/2025	650,000	646,075
Williams Cos., Inc., 3.90%, 01/15/2025	800,000	798,059
		7,527,084

Packaging & Containers - 0.1%
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	102,147

Passenger Airlines - 0.8%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)	500,000	504,161
Southwest Airlines Co., 5.25%, 05/04/2025	602,000	602,579
		1,106,740

Private Equity - 0.5%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	750,000	724,288

Software - 0.3%
Oracle Corp., 2.50%, 04/01/2025	490,000	485,153

Specialized REITs - 0.6%
American Tower Corp.
2.95%, 01/15/2025	500,000	497,515
2.40%, 03/15/2025	170,000	168,399
Host Hotels & Resorts LP, 4.00%, 06/15/2025	150,000	148,918
		814,832

Specialty Retail - 0.9%
AutoNation, Inc.
3.50%, 11/15/2024	600,000	599,555
4.50%, 10/01/2025	750,000	746,591
		1,346,146

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

CORPORATE BONDS - 26.7% (CONTINUED)	Par	Value
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp., 4.63%, 07/10/2025	$750,000	$747,051
VF Corp., 2.40%, 04/23/2025	720,000	710,689
		1,457,740

Trading Companies & Distributors - 0.9%
Aircastle Ltd., 5.25%, 08/11/2025 (a)	750,000	749,614
GATX Corp.
3.25%, 03/30/2025	450,000	446,379
3.25%, 09/15/2026	150,000	146,072
		1,342,065

Trucking & Leasing - 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (a)	105,000	105,000
3.95%, 03/10/2025 (a)	275,000	273,842
		378,842

Wireless Telecommunication Services - 0.3%
Sprint LLC, 7.63%, 02/15/2025	500,000	500,157
TOTAL CORPORATE BONDS (Cost $38,419,441)		38,463,374

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.5%
A&D Mortgage LLC
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	176,107	182,900
Series 2023-NQM5, Class A3, 7.76%, 11/25/2068 (a)(c)	452,367	468,339
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	915,714	933,489
Federal Home Loan Mortgage Corp.
Series K045, Class A2, 3.02%, 01/25/2025	1,041,419	1,036,429
Series K046, Class A2, 3.21%, 03/25/2025	911,137	905,286
Series K047, Class A2, 3.33%, 05/25/2025 (b)	1,579,440	1,567,529
Series K048, Class A2, 3.28%, 06/25/2025 (b)	1,979,014	1,963,219
Series K049, Class A2, 3.01%, 07/25/2025	197,530	195,378
Series K054, Class A2, 2.75%, 01/25/2026	800,000	784,114
Series K055, Class A2, 2.67%, 03/25/2026	1,197,249	1,168,993
Series K056, Class A2, 2.53%, 05/25/2026	2,500,000	2,430,830
Series K057, Class A2, 2.57%, 07/25/2026	1,200,000	1,165,366
Series K058, Class A2, 2.65%, 08/25/2026	1,000,000	968,719
Series K731, Class A2, 3.60%, 02/25/2025 (b)	777,098	773,965
Series K732, Class A2, 3.70%, 05/25/2025	451,831	449,327
Series K-F100, Class AS, 5.34% (30 day avg SOFR US + 0.18%), 01/25/2028	379,975	376,142

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.5% (CONTINUED)	Par	Value
Series K-F101, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 01/25/2031	$396,687	$388,847
Series K-F113, Class AS, 5.39% (30 day avg SOFR US + 0.23%), 05/25/2028	371,439	367,819
Series K-F114, Class AS, 5.38% (30 day avg SOFR US + 0.22%), 05/25/2031	1,145,979	1,124,928
Series K-F115, Class AS, 5.37% (30 day avg SOFR US + 0.21%), 06/25/2031	1,878,136	1,842,913
Series K-F117, Class AS, 5.40% (30 day avg SOFR US + 0.24%), 06/25/2031	448,643	441,201
Series K-F118, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 07/25/2028	291,385	288,030
Series K-F121, Class AS, 5.34% (30 day avg SOFR US + 0.18%), 08/25/2028	809,658	799,508
Series KF125, Class AS, 5.38% (30 day avg SOFR US + 0.22%), 10/25/2028	1,199,896	1,186,015
Series KF129, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 01/25/2029	450,774	443,624
Series KF133, Class AS, 5.53% (30 day avg SOFR US + 0.37%), 02/25/2029	461,755	458,659
Series KF160, Class AS, 5.86% (30 day avg SOFR US + 0.70%), 10/25/2030	628,186	632,274
Series KF48, Class A, 5.57% (30 day avg SOFR US + 0.40%), 06/25/2028	1,095,641	1,090,759
Series KF57, Class A, 5.82% (30 day avg SOFR US + 0.65%), 12/25/2028	779,955	783,044
Series KF59, Class A, 5.82% (30 day avg SOFR US + 0.65%), 02/25/2029	1,004,585	1,008,654
Series KF75, Class AS, 5.70% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	398,667	398,629
Series KF90, Class AS, 5.54% (30 day avg SOFR US + 0.38%), 09/25/2030	371,697	366,576
Series KF94, Class AL, 5.58% (30 day avg SOFR US + 0.41%), 11/25/2030	1,013,279	1,005,971
Series KF95, Class AL, 5.54% (30 day avg SOFR US + 0.37%), 11/25/2030	358,620	353,548
Series KF96, Class AL, 5.54% (30 day avg SOFR US + 0.37%), 12/25/2030	1,004,495	995,177
Series KF97, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 12/25/2030	289,541	284,981
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 5.71% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	292,864	292,864

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.5% (CONTINUED)	Par	Value
Series 2022-DNA3, Class M1A, 6.86% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)	$248,452	$251,639
Series 2022-HQA2, Class M1B, 8.86% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	1,050,000	1,115,954
Series 2024-DNA1, Class M1, 6.21% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	1,387,454	1,404,383
GS Mortgage-Backed Securities Trust
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(b)	376,257	383,953
Series 2024-HE2, Class A1, 0.00% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	1,500,000	1,511,723
Home RE Ltd., Series 2023-1, Class M1A, 7.01% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)	385,918	387,013
Onslow Bay Mortgage Loan Trust, Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (a)(c)	873,198	883,961
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058 (a)(c)	425,592	440,572
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	350,793	355,275
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,605,468)		36,658,519

COLLATERALIZED LOAN OBLIGATIONS - 10.1%
Apidos CLO, Series 2015-20A, Class A1RA, 6.01% (3 mo. Term SOFR + 1.36%), 07/16/2031 (a)	274,398	273,922
Atlas Senior Loan Fund Ltd., Series 2021-18A, Class X, 5.74% (3 mo. Term SOFR + 1.11%), 01/18/2035 (a)	333,333	333,328
Blackstone, Inc., Series 2018-1A, Class A2, 5.93% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	234,346	234,423
CIFC Funding Ltd., Series 2013-4A, Class A1RR, 5.94% (3 mo. Term SOFR + 1.32%), 04/27/2031 (a)	701,695	702,894
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.01% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	1,280,245	1,281,967
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1R, 6.54% (3 mo. Term SOFR + 1.91%), 10/25/2030 (a)	113,006	113,317
Series 2014-21A, Class AR, 6.36% (3 mo. Term SOFR + 1.73%), 01/25/2031 (a)	371,421	370,763
LCM LP, Series 22A, Class A2R, 6.33% (3 mo. Term SOFR + 1.71%), 10/20/2028 (a)	381,365	380,809
LCM XIII LP, Series 14A, Class AR, 5.92% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	555,190	555,833
Madison Park Funding Ltd.
Series 2017-23A, Class AR, 5.85% (3 mo. Term SOFR + 1.23%), 07/27/2031 (a)	460,562	461,360

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 10.1% (CONTINUED)	Par	Value
Series 2021-52A, Class X, 5.79% (3 mo. Term SOFR + 1.16%), 01/22/2035 (a)	$421,053	$421,051
Parliament Funding, Series 2020-1A, Class BR, 6.53% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	1,000,000	1,002,055
ROMARK CLO LLC, Series 2021-5A, Class X, 5.92% (3 mo. Term SOFR + 1.26%), 01/15/2035 (a)	947,368	947,354
Saranac CLO, Series 2013-1A, Class BR, 6.78% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	142,125	142,239
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 1.21% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	1,000,000	1,002,500
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.96% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	1,791,900	1,794,765
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.94% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	1,023,325	1,025,343
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 6.05% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,143,833	1,143,797
Series 2021-1A, Class X, 6.10% (3 mo. Term SOFR + 1.44%), 10/15/2033 (a)	533,333	533,333
TIAA CLO Ltd., Series 2016-1A, Class ARR, 5.87% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	875,444	876,644
Voya CLO Ltd., Series 2014-2A, Class A1RR, 5.93% (3 mo. Term SOFR + 1.28%), 04/17/2030 (a)	907,449	906,096
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,505,026)		14,503,793

U.S. TREASURY SECURITIES - 0.9%
United States Treasury Note/Bond
1.50%, 02/15/2025	$800,000	792,925
2.75%, 05/15/2025	500,000	495,505
TOTAL U.S. TREASURY SECURITIES (Cost $1,285,545)		1,288,430

MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corp., Series KF130, Class AS, 5.45% (30 day avg SOFR US + 0.29%), 01/25/2029	592,665	590,292
TOTAL MORTGAGE-BACKED SECURITIES (Cost $589,424)		590,292

SHORT-TERM INVESTMENTS - 11.2%
Money Market Funds - 9.2%	Shares
First American Government Obligations Fund - Class X, 4.78% (d)	13,225,582	13,225,582

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 11.2%	Par	Value
U.S. Treasury Bills - 2.0%
5.06%, 11/05/2024 (e)	$2,200,000	$2,198,776
4.46%, 03/20/2025 (e)	700,000	688,210
		2,886,986
TOTAL SHORT-TERM INVESTMENTS (Cost $16,112,499)		16,112,568

TOTAL INVESTMENTS - 105.0% (Cost $150,665,835)		$151,057,347
Liabilities in Excess of Other Assets - (5.0%)		(7,209,616)
TOTAL NET ASSETS - 100.0%		$143,847,731

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $73,982,053 or 51.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(c)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)	The rate shown is the effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF OPEN FUTURES CONTRACTS
October 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	19	12/31/2024	$3,912,961	$(23,723)
Total Unrealized Appreciation (Depreciation)				$(23,723)

STRIVE ENHANCED INCOME SHORT MATURITY ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive Enhanced Income Short Maturity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Asset-Backed Securities	$—	$43,440,371	$—	$43,440,371
Corporate Bonds	—	38,463,374	—	38,463,374
Collateralized Mortgage Obligations	—	36,658,519		36,658,519
Collateralized Loan Obligations	—	14,503,793	—	14,503,793
U.S. Treasury Securities	—	1,288,430	—	1,288,430
Mortgage-Backed Securities	—	590,292	—	590,292
Money Market Funds	13,225,582	—	—	13,225,582
U.S. Treasury Bills	—	2,886,986	—	2,886,986
Total Investments in Securities	$13,225,582	$137,831,765	$—	$151,057,347

Other Financial Instruments
Futures*	$(23,723)	$—	$—	$(23,723)
Total Futures	$(23,723)	$—	$—	$(23,723)
Refer to the Schedule of Investments for additional information.
* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.
During the fiscal period ended October 31, 2024, the Strive Enhanced Income Short Maturity ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.